November 21, 2001

Report to Fellow Shareholders:

For the six months ended September 30, 2001, Nicholas Equity Income Fund (the "Fund") was down 3.66%, while the S&P 500 Index was down 9.68%. For the one year period ended September 30, 2001, the Fund was down 1.83% as compared to a decline of 26.61% for the S&P 500. Relatively, the Fund is doing satisfactory, but in absolute terms, negative returns are never what we want for our shareholders.

In Lipper Inc.’s equity income category of mutual funds, the Fund was ranked in the top tenth percentile for total return by finishing 14th out of 201 funds, for the one year period ended November 21, 2001. This confirms management’s objective of being more risk-averse in stock selection and therefore performing favorably in a slowing economy.

Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2001.

			Average Annual Total Return*
	3 Month	6 month	1 Year	3 Year	5 Year
Nicholas Equity Income Fund, Inc. (Distributions Reinvested) …………………………………………….	(6.78)%	(3.66)%	(1.83)%	0.35%	3.21%
Standard & Poor’s 500 Index (Dividends Reinvested)..	(14.67)%	(9.68)%	(26.61)%	2.04%	10.22%
Consumer Price Index ………………………………...	0.17%	1.08%	2.65%	2.91%	2.46%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. (Distributions Reinvested) ………...	$9,322	$9,633	$9,818	$10,104	$11,709

The economic and business news is ugly. Manufacturing is in decline, unemployment is rising and corporate earnings are dismal. The war on terrorism is causing many to be anxious and cautious. A weakening global economy is adding to the gloom. On the positive side, the Federal Reserve has acted by cutting interest rates ten times this year, reducing short-term rates by four and one-half percentage points. Mortgage rates are at the lowest level in 30 years. It also seems likely that fiscal policy will become stimulative through tax cuts and spending increases.

In summary, we believe it’s a stock pickers market with favorable opportunities in selected issues, mainly small- and mid-sized companies. Security analysis may be back in vogue (as opposed to momentum investing) and valuation seems to matter. It is our thought that investment managers have to be good stock selectors to outperform the market indices over the intermediate-term. Also keep in mind that stocks tend to rise in anticipation of future business recovery despite the poor economic conditions of the moment.

Thank you for your support.

Sincerely,

Albert O. Nicholas                                         David O. Nicholas

Co-Portfolio Manager                                        Co-Portfolio Manager

*Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost. The Fund’s average annual total return for the life of the Fund, November 23, 1993 through September 30, 2001, was 5.87%.

Financial Highlights
(For a share outstanding throughout each period)
---------------------------------------------------------------------------------------------------------
                                              Six Months               Year Ended March 31,
                                           Ended 09/30/2001  --------------------------------------------
                                             (unaudited)      2001     2000     1999     1998      1997
                                           ----------------  ------   ------   ------   ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD            $11.20       $11.10   $12.32   $14.35   $12.27    $12.35
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                            .07          .23      .40      .44      .47       .48
  Net gain (loss) on securities
    (realized and unrealized)                     (.48)         .07     (.94)   (1.66)    2.77       .44
                                                ------       ------   ------   ------   ------    ------
       Total from investment operations           (.41)         .30     (.54)   (1.22)    3.24       .92
                                                ------       ------   ------   ------   ------    ------
  LESS DISTRIBUTIONS:
  From net investment income                      (.07)        (.20)    (.44)    (.48)    (.50)     (.45)
  From net capital gain                             --           --       --     (.17)    (.66)     (.55)
  In excess of book realized gains                  --           --     (.24)    (.16)      --        --
                                                ------       ------   ------   ------   ------    ------
       Total distributions                        (.07)        (.20)    (.68)    (.81)   (1.16)    (1.00)
                                                ------       ------   ------   ------   ------    ------
NET ASSET VALUE, END OF PERIOD                  $10.72       $11.20   $11.10   $12.32   $14.35    $12.27
                                                ------       ------   ------   ------   ------    ------
                                                ------       ------   ------   ------   ------    ------
TOTAL RETURN                                   (3.66)%(1)     2.74%   (4.20)%  (8.65)%  27.83%     7.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)             $16.4        $17.6    $18.3    $25.0    $29.0     $20.8
Ratio of expenses to average net assets (3)       .90%(2)      .90%     .90%     .90%     .90%      .90%
Ratio of net investment income
 to average net assets (3)                       1.31%(2)     2.06%    3.30%    3.36%    3.61%     4.12%
Portfolio turnover rate                         57.24%(2)    52.38%   79.34%   54.41%   36.83%    23.05%
     (1)  Not annualized.
     (2)  Annualized.
     (3)  Net of reimbursement by adviser.  Absent reimbursement of expenses, the ratio of expenses to average net assets would have been 1.18%,
         1.23%, 1.18%, 1.10%, 1.08% and 1.18% for the six months ended
         September 30, 2001 and the fiscal years ended 2001, 2000, 1999, 1998 and 1997, respectively.  Also, the respective ratio of net investment income to average net assets would have been 1.03%, 1.73%, 3.02%,
        3.16%, 3.43% and 3.84%.
                The accompanying notes to financial statements are an integral part of these statements.

Top Ten Portfolio Holdings
September 30, 2001 (unaudited)
-------------------------------------------------------------------------------
                                                           Percentage
Name                                                     of Net Assets
----                                                     -------------
Alberto-Culver Company -- Class A..........................  4.01%
National Commerce Financial Corporation ...................  3.97%
Pfizer Inc. ...............................................  3.66%
Mercury General Corporation ...............................  3.62%
Verizon Communications Inc. ...............................  3.61%
American Home Products Corporation ........................  3.54%
Philip Morris Companies Inc. ..............................  3.52%
ServiceMaster Company (The) ...............................  3.51%
Charter One Financial, Inc. ...............................  3.43%
Genuine Parts Company .....................................  2.91%
                                                            ------
Total of top ten .......................................... 35.78%
                                                            ------
                                                            ------

Schedule of Investments
September 30, 2001 (unaudited)
----------------------------------------------------------------------------
 Shares or                                                  Quoted
 Principal                                                  Market
  Amount                                                     Value
-----------                                              ------------
                                                         (Note 1 (a))
COMMON STOCKS - 92.69%
             Consumer Discretionary -
              Durables & Apparel - 1.92%
    20,000   La-Z-Boy Incorporated                         $   315,800
                                                        --------------

             Consumer Discretionary - Media -- 4.20%
    20,000   Interpublic Group of
              Companies, Inc. (The)                            408,000
     9,000   Tribune Company                                   282,600
                                                        --------------
                                                               690,600
                                                        --------------
             Consumer Discretionary - Retail -- 1.78%
    25,000   Dollar General Corporation                        292,500
                                                        --------------

             Consumer Staples -- Food,
              Beverage & Tobacco - 0.80%
     3,459   Tootsie Roll Industries, Inc.                     132,342
                                                        --------------

             Consumer Staples - Household & Personal
              Products -- 1.77%
     4,000   Proctor & Gamble Company (The)                    291,160
                                                        --------------
             Consumer Staples - Products -- 7.54%
    20,000   Alberto-Culver Company - Class A                  659,600
    12,000   Philip Morris Companies Inc.                      579,480
                                                        --------------
                                                             1,239,080
                                                        --------------
             Energy -- 3.77%
     5,000   Texaco Inc.                                       325,000
    11,000   USX-Marathon Group                                294,250
                                                        --------------
                                                               619,250
                                                        --------------
             Financials - Banks -- 7.40%
    20,000   Charter One Financial, Inc.                       564,400
    25,000   National Commerce Financial Corporation           652,500
                                                        --------------
                                                             1,216,900
                                                        --------------
             Financials - Diversified -- 5.59%
     8,000   Household International, Inc.                     451,040
    18,000   Waddell & Reed Financial, Inc. - Class A          468,000
                                                        --------------
                                                               919,040
                                                        --------------
             Financials - Insurance -- 11.90%
    10,000   AmerUs Group Co.                                  352,000
    10,000   Aon Corporation                                   420,000
     2,000   Marsh & McLennan Companies, Inc.                  193,400
    15,000   Mercury General Corporation                       595,500
     5,000   XL Capital Ltd. - Class A                         395,000
                                                        --------------
                                                             1,955,900
                                                        --------------
             Health Care -
              Pharmaceuticals & Biotechnology -- 11.81%
    10,000   American Home Products Corporation                582,500
     5,000   Merck & Co., Inc.                                 333,000
    15,000   Pfizer Inc.                                       601,500
    10,470   Pharmacia Corporation                             424,663
                                                        --------------
                                                             1,941,663
                                                        --------------
             Industrials - Capital Goods -- 10.00%
     5,500   Emerson Electric Co.                              258,830
    15,000   Genuine Parts Company                             477,900
     7,000   Illinois Tool Works Inc.                          378,770
     3,000   Minnesota Mining & Manufacturing Company          295,200
     6,000   W.W. Grainger, Inc.                               233,100
                                                        --------------
                                                             1,643,800
                                                        --------------
             Industrials - Commercial
              Services & Supplies -- 7.04%
     8,000   Avery Dennison Corporation                        378,480
     5,000   Cintas Corporation                                201,500
    52,000   ServiceMaster Company (The)                       576,680
                                                        --------------
                                                             1,156,660
                                                        --------------
             Information Technology-
              Communication Equipment -- 2.37%
    25,000   Motorola, Inc.                                    390,000
                                                        --------------
             Materials -- 1.84%
     7,000   Vulcan Materials Company                          302,400
                                                        --------------
             Telecommunication Services -- 5.90%
     6,500   ALLTEL Corporation                                376,675
    10,980   Verizon Communications Inc.                       594,128
                                                        --------------
                                                               970,803
                                                        --------------
             Utilities -- 7.06%
    10,000   Duke Energy Corporation                           378,500
     8,000   El Paso Corporation                               332,400
    20,000   Wisconsin Energy Corporation                      450,000
                                                        --------------
                                                             1,160,900
                                                        --------------
               TOAL COMMON STOCKS
                (cost $15,032,055)                          15,238,798
                                                        --------------
CONVERTIBLE BOND - 1.64%
             Information Technology -
              Communication Equipment -- 1.64%
  $500,000   Conexant Systems, Inc.
              4.00%, 02/01/07                                  270,000
               (cost $253,750)                          --------------
SHORT-TERM INVESTMENTS - 8.81%
             Commercial Paper - 5.26%
  $350,000   Chevron Phillips Chemical Co. LLC
              3.30%, due October 3, 2001                       349,936
   300,000   Marcus Corporation
              3.40%, due October 5, 2001                       299,887
   215,000   Marcus Corporation
              2.90%, due October 9, 2001                       214,861
                                                        --------------
                                                               864,684
                                                        --------------
             Variable Rate Demand Note - 3.55%
   583,418   Firstar Bank U.S.A., N.A.
              2.42%, due October 1, 2001                       583,418
                                                        --------------
               TOTAL SHORT-TERM INVESTMENTS
                (cost $1,448,102)                            1,448,102
                                                        --------------
               TOTAL INVESTMENTS
                (cost $16,733,907) - 103.14%                16,956,900
                                                        --------------
             LIABILITIES,
              NET OF OTHER ASSETS - (3.14)%                   (515,820)
                                                        --------------
               TOTAL NET ASSETS
                (Basis of percentages
                disclosed above) - 100%                    $16,441,080
                                                        --------------
                                                        --------------

    The accompanying notes to financial statements
        are an integral part of this schedule.

Historical Record (unaudited)

-------------------------------------------------------------------------------
                                                          Net Investment                      Dollar     Growth of
                                               Net            Income      Capital Gain       Weighted    an Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio**     Investment***
                                            -----------   -------------   -------------   -------------- ---------------
November 23, 1993*.........................    $10.00       $  --           $  --             --           $10,000
March 31, 1994.............................     10.04        0.0133            --           14.4 times      10,053
March 31, 1995.............................     10.56        0.2810            --           14.6            10,871
March 31, 1996.............................     12.35        0.3370            --           16.8            13,111
March 31, 1997.............................     12.27        0.4527          0.5483         15.9            14,138
March 31, 1998.............................     14.35        0.5014          0.6586         23.0            18,072
March 31, 1999.............................     12.32        0.4843          0.3278         22.0            16,509
March 31, 2000.............................     11.10        0.4447          0.2392         20.6            15,816
March 31, 2001.............................     11.20        0.1980            --           21.0            16,250
September 30, 2001.........................     10.72        0.0740(a)         --           20.3            15,655

   * Date of Initial Public Offering.
  ** Based on latest 12 months accomplished earnings.
 *** Assuming reinvestment of all distributions.
 (a) Paid $0.0340 in net investment income on April 26, 2001 to shareholders of record on April 25, 2001.
     Paid $0.0400 in net investment income on July 26, 2001
     to shareholders of record on July 25, 2001.

    Range in quarter end price/earnings ratios
          High                      Low
       ----------                ---------
  December 31, 2000  23.7    December 31, 1994  13.9

Statement of Assets and Liabilities
------------------------------------------------------------------------------
ASSETS:
       Investments in securities at market value
        (cost $16,733,907) (Note 1 (a)) .........................  $16,956,900
       Dividend and interest receivables ........................       31,771
                                                                   -----------
                   Total assets .................................   16,988,671
                                                                   -----------
LIABILITIES:
       Investment securities purchased ..........................      435,072
       Management fee (Note 2) ..................................       88,515
       Other payables and accrued expenses ......................       24,004
                                                                   -----------
                   Total liabilities ............................      547,591
                                                                   -----------
                   Total net assets .............................  $16,441,080
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF:
       Fund shares issued and outstanding .......................  $16,621,992
       Net unrealized appreciation on investments (Note 3) ......      222,993
       Accumulated net realized loss on investments .............     (461,003)
       Accumulated undistributed net investment income ..........       57,098
                                                                   -----------
                                                                   $16,441,080
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE ($.0001 par value, 500,000,000 shares authorized), offering price and redemption price
  ($16,441,080 / 1,533,140 shares outstanding) ..................       $10.72
                                                                        ------
                                                                        ------
             The accompanying notes to financial statements are an
                     integral part of this statement.

Statement of Operations
For the six months ended September 30, 2001 (unaudited)
-------------------------------------------------------------------------------
INCOME:
       Dividend................................................   $   168,430
       Interest................................................        26,858
                                                                  -----------
                                                                      195,288
                                                                  -----------
EXPENSES:
       Management fee (Note 2).................................        61,714
       Legal fees..............................................        10,582
       Audit and tax consulting fees...........................        10,325
       Registration fees.......................................         8,746
       Transfer agent fees.....................................         4,623
       Printing ...............................................         2,164
       Directors' fees ........................................         1,200
       Postage and mailing ....................................         1,150
       Pricing and accounting fees ............................           732
       Custodian fees .........................................           453
       Other operating expenses................................         2,684
                                                                  -----------
             Total expenses before reimbursement...............       104,373
                                                                  -----------
             Reimbursement of expenses by adviser (Note 2).....       (25,026)
                                                                  -----------
                                                                       79,347
                                                                  -----------
             Net investment income.............................       115,941
                                                                  -----------
NET REALIZED GAIN ON INVESTMENTS...............................       712,264
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS.........    (1,432,816)
                                                                  -----------
             Net loss on investments...........................      (720,552)
                                                                  -----------
             Net decrease in net assets resulting
              from operations..................................   $  (604,611)
                                                                  -----------
                                                                  -----------
             The accompanying notes to financial statements are
                     an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2001 (unaudited) and the year ended March 31, 2001
-------------------------------------------------------------------------------------------------------------

                                                                                 Six Months
                                                                              Ended 09/30/2001        2001
                                                                              ----------------    -----------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income .....................................................  $   116,045      $   368,455
    Net realized gain (loss) on investments ...................................      712,160         (548,083)
    Net increase (decrease) in unrealized appreciation on investments .........   (1,432,816)         659,475
                                                                                 -----------      -----------
         Net increase (decrease) in net assets resulting from operations ......     (604,611)         479,847
                                                                                 -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Distribution from net investment income ...................................     (114,595)        (316,508)
                                                                                 -----------      -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued (60,412 and 156,111 shares, respectively) .....      685,721        1,733,758
    Reinvestment of distributions (9,572 and 27,414 shares, respectively) .....      108,996          298,716
    Cost of shares redeemed (110,809 and 256,733 shares, respectively) ........   (1,270,542)      (2,847,506)
                                                                                 -----------      -----------
         Decrease in net assets derived from capital share transactions .......     (475,825)        (815,032)
                                                                                 -----------      -----------
         Total decrease in net assets .........................................   (1,195,031)        (651,693)
                                                                                 -----------      -----------
NET ASSETS:
  Beginning of period .........................................................   17,636,111       18,287,804
                                                                                 -----------      -----------
  End of period ...............................................................  $16,441,080      $17,636,111
                                                                                 -----------      -----------
                                                                                 -----------      -----------

         The accompanying notes to financial statements are an
                  integral part of these statements.

Notes to Financial Statements
September 30, 2001 (unaudited)
(1) Summary of Significant Accounting Policies --
        Nicholas Equity Income Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the
        Investment Company Act of 1940, as amended.  The primary objective of the Fund is to produce reasonable income with moderate
       long-term growth as a secondary consideration.  The following is a summary of the significant accounting policies of the Fund.
        (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the
             issue is traded, or if no sale is reported, the last bid
             price.  Market values of most debt securities are based on valuations provided by a pricing service which determines
             valuations for normal institutional-size trading units of
             securities using market information, transactions for
             comparable securities and various other relationships between securities which are generally recognized by institutional traders.  Variable rate demand notes are valued at cost, U.S.
             Treasury Bills and commercial paper are stated at amortized cost, each of which approximates market value.  Investment transactions are generally recorded no later than the first business day after the trade date.
        (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
        (c)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a
             "regulated investment company" and intends to distribute
             substantially all taxable income to its shareholders and
             otherwise comply with the provisions of the Internal Revenue
             Code applicable to regulated investment companies.
        (d)  The amount of dividends and distributions from net investment income and net realized capital gain are determined in
             accordance with federal income tax regulations, which may
             differ from generally accepted accounting principles. To the extent these book and tax differences are permanent in
             nature, such amounts are reclassified among fund shares
             issued and outstanding, accumulated undistributed net
             realized gain on investments and accumulated undistributed net investment income.  Accordingly, at September 30, 2001, no reclassifications were required.
        (e)  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Non-cash dividends, if
             any, are recorded at fair market value on date of
             distribution.
        (f)  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of
             contingent assets and liabilities at the date of the
             financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results
             could differ from estimates.
        (g)  The revised AICPA Audit and Accounting Guide for Investment
             Companies is effective for annual reports for fiscal years beginning after December 15, 2000.  While adoption of this revised guide will impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Fund.
(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .70 of 1% on an annual basis of the average net asset value up to and including $50 million, and .60 of 1% on an annual basis of the average net asset value in excess of $50 million.  The adviser has decided to absorb all expenses of the Fund in excess of .90%
        of average net assets.  The adviser reimbursed $25,026 to the Fund which represents the expenses in excess of .90% (annualized) of average net assets for the six months ended September 30, 2001.
        Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel.  The advisory agreement is subject to an annual review by the Directors of the
        Fund.
(3) Net Unrealized Appreciation --
    Aggregate gross unrealized appreciation (depreciation) as of September
    30, 2001, based on investment cost for federal tax purposes of $16,733,907 is as follows:
             Aggregate gross unrealized appreciation on investments ......................... $ 1,873,258
             Aggregate gross unrealized depreciation on investments .........................  (1,650,265)
                                                                                              -----------
                    Net unrealized appreciation ............................................. $   222,993
                                                                                              -----------
                                                                                              -----------
(4) Investment Transactions --
    For the six months ended September 30, 2001, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $4,802,437 and $5,174,567, respectively.

                        Officers and Directors
              ALBERT O. NICHOLAS, President and Director
                       ROBERT H. BOCK, Director
                      MELVIN L. SCHULTZ, Director
               DAVID L. JOHNSON, Executive Vice President
         THOMAS J. SAEGER, Executive Vice President and Secretary
                DAVID O. NICHOLAS, Senior Vice President
                LYNN S. NICHOLAS, Senior Vice President
           JEFFREY T. MAY, Senior Vice President and Treasurer
                      MARK J. GIESE, Vice President
                     CANDACE L. LESAK, Vice President
                         Investment Adviser
                        NICHOLAS COMPANY, INC.
                        Milwaukee, Wisconsin
                    414-272-6133 or 800-227-5987
                          Transfer Agent
                 FIRSTAR MUTUAL FUND SERVICES, LLC
                       Milwaukee, Wisconsin
                   414-276-0535 or 800-544-6547
                            Custodian
               FIRSTAR INSTITUTIONAL CUSTODY SERVICES
                         Cincinnati, Ohio
                            Auditors
                       ARTHUR ANDERSEN LLP
                      Milwaukee, Wisconsin
                             Counsel
                   MICHAEL, BEST & FRIEDRICH LLP
                       Milwaukee, Wisconsin

    This report is submitted for the information of shareholders of the
    Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.